UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.0

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-6529
Columbia Funds Trust VI
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/05

Date of reporting period:	11/30/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

November 30, 2004 (unaudited)	Columbia Newport Asia Pacific Fund

		Shares	Value ($)*
Common Stocks – 104.0%
CONSUMER DISCRETIONARY – 28.4%
Auto Components – 3.1%
	Denso Corp.	12,900	308,042
		Auto Components Total	308,042
Automobiles – 8.6%
	Honda Motor Co., Ltd.	2,500	119,743
	Hyundai Motor Co.	2,660	130,669
	Toyota Motor Corp.	16,100	601,390
		Automobiles Total	851,802
Distributors – 2.0%
	Li & Fung Ltd.	122,000	203,609
		Distributors Total	203,609
Hotels, Restaurants & Leisure – 0.7%
	Yoshinoya D&C Co., Ltd.	42	65,187
		Hotels, Restaurants & Leisure Total	65,187
Household Durables – 4.4%
	Matsushita Electric Industrial Co., Ltd.	18,000	267,742
	Sekisui Chemical Co., Ltd.	14,000	91,651
	Sharp Corp.	5,000	80,017
		Household Durables Total	439,410
Leisure Equipment & Products – 3.8%
	Fuji Photo Film Co., Ltd.	7,000	246,499
	Shimano, Inc.	5,100	133,933
		Leisure Equipment & Products Total	380,432
Media – 1.4%
	Singapore Press Holdings Ltd.	46,950	135,266
		Media Total	135,266
Specialty Retail – 4.4%
	Nitori Co., Ltd.	1,200	71,295
	Uss Co., Ltd.	2,250	200,452
	Yamada Denki Co., Ltd.	3,900	167,028
		Specialty Retail Total	438,775
		CONSUMER DISCRETIONARY TOTAL	2,822,523

CONSUMER STAPLES – 9.0%
Beverages – 4.7%
	Coca-Cola Amatil Ltd.	18,853	108,331
	Fosters Group Ltd.	53,090	221,314
	ITO EN Ltd.	2,800	138,120
		Beverages Total	467,765

		Shares	Value ($)*
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – 1.7%
	Woolworths Ltd.	14,142	163,785
		Food & Staples Retailing Total	163,785
Food Products – 0.7%
	Hokuto Corp.	3,700	70,202
		Food Products Total	70,202
Household Products – 1.9%
	Kao Corp.	8,000	192,253
		Household Products Total	192,253
		CONSUMER STAPLES TOTAL	894,005

FINANCIALS – 29.4%
Commercial Banks – 13.5%
	Bangkok Bank Public Co., Ltd., NVDR	76,000	204,389
	Chinatrust Financial Holding Co., Ltd.	70,993	80,986
	Kookmin Bank (a)	3,740	142,511
	Mitsubishi Tokyo Financial Group, Inc.	45	425,155
	National Australia Bank Ltd.	10,674	231,231
	UFJ Holdings, Inc. (a)	18	95,475
	United Overseas Bank Ltd.	20,000	165,904
		Commercial Banks Total	1,345,651
Diversified Financial Services – 1.8%
	Macquarie Bank Ltd.	2,511	85,230
	Nomura Holdings, Inc.	7,000	97,502
		Diversified Financial Services Total	182,732
Insurance – 4.0%
	Millea Holdings, Inc.	23	323,270
	T&D Holdings, Inc. (a)	1,600	74,446
		Insurance Total	397,716
Real Estate – 10.1%
	City Developments Ltd.	27,000	115,358
	Henderson Land Development Co., Ltd.	25,000	129,958
	Land and Houses Public Co., Ltd.	343,500	95,564
	Mitsubishi Estate Co., Ltd.	19,500	219,857
	Sumitomo Realty & Development Co., Ltd.	7,000	85,895
	Sun Hung Kai Properties Ltd.	23,000	228,073

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
	Swire Pacific Ltd., Class A	16,000	128,427
		Real Estate Total	1,003,132
		FINANCIALS TOTAL	2,929,231

HEALTH CARE – 5.7%
Health Care Equipment & Supplies – 1.5%
	Cochlear Ltd.	8,213	148,945
		Health Care Equipment & Supplies Total	148,945
Pharmaceuticals – 4.2%
	Chugai Pharmaceutical Co., Ltd.	7,600	118,945
	Takeda Pharmaceutical Co., Ltd.	6,000	294,275
		Pharmaceuticals Total	413,220
		HEALTH CARE TOTAL	562,165

INDUSTRIALS – 4.5%
Commercial Services & Supplies – 2.1%
	Dai Nippon Printing Co., Ltd.	14,000	208,464
		Commercial Services & Supplies Total	208,464
Electrical Equipment – 0.6%
	Fanuc Ltd.	1,000	62,272
		Electrical Equipment Total	62,272
Industrial Conglomerates – 1.8%
	Hutchison Whampoa Ltd.	14,000	125,380
	Wesfarmers Ltd.	1,886	55,661
		Industrial Conglomerates Total	181,041
		INDUSTRIALS TOTAL	451,777

INFORMATION TECHNOLOGY – 14.9%
Electronic Equipment & Instruments – 4.9%
	Hon Hai Precision Industry Co., Ltd.	31,056	125,098
	Hoya Corp.	1,300	134,931
	Keyence Corp.	300	67,682
	Kuroda Electric Co., Ltd.	2,400	52,228
	TDK Corp.	1,400	100,140
		Electronic Equipment & Instruments Total	480,079
Internet Software & Services – 0.5%
	NCSoft Corp. (a)	560	50,607
		Internet Software & Services Total	50,607
IT Services – 0.7%
	TIS, Inc.	1,700	71,784
		IT Services Total	71,784

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Office Electronics – 4.0%
	Canon, Inc.	8,000	399,571
		Office Electronics Total	399,571
Semiconductors & Semiconductor Equipment – 4.8%
	Samsung Electronics Co., Ltd.	650	268,730
	Taiwan Semiconductor Manufacturing Co., Ltd.	144,793	211,306
		Semiconductors & Semiconductor Equipment Total	480,036
		INFORMATION TECHNOLOGY TOTAL	1,482,077

MATERIALS – 3.8%
Chemicals – 1.2%
	Shin-Etsu Chemical Co., Ltd.	3,000	115,964
		Chemicals Total	115,964
Construction Materials – 1.0%
	James Hardie Industries NV	22,650	101,088
		Construction Materials Total	101,088
Metals & Mining – 1.6%
	BHP Billiton Ltd.	13,747	162,702
		Metals & Mining Total	162,702
		MATERIALS TOTAL	379,754

TELECOMMUNICATION SERVICES – 6.2%
Wireless Telecommunication Services – 6.2%
	China Mobile Hong Kong Ltd.	60,500	198,024
	NTT DoCoMo, Inc.	183	317,477
	Taiwan Cellular Corp.	99,000	105,937
		Wireless Telecommunication Services Total	621,438
		TELECOMMUNICATION SERVICES TOTAL	621,438

UTILITIES – 2.1%
Gas Utilities – 2.1%
	Tokyo Gas Co., Ltd.	51,000	204,237
		Gas Utilities Total	204,237
		UTILITIES TOTAL	204,237
	Total Common Stocks (cost of $8,497,997)		10,347,207

Value ($)*
Total Investments – 104.0% (cost of $8,497,997) (b)(c)	10,347,207

Other Assets & Liabilities, Net – (4.0)%	(399,933)

Net Assets – 100.0%	9,947,274

Notes to Investment Portfolio:

*                                         Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)                                  Non-income producing security.

(b)                                 Cost for federal income tax purposes is $8,497,997.

(c)                                  Unrealized appreciation and depreciation at November 30, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$2,249,255	$(400,045)	$1,849,210

Acronym	Name
NVDR	Non-voting Depository Receipt

Summary of Securities by Country	Value ($)	% of Total Investments
Japan	6,223,124	60.1
Australia	1,177,200	11.4
Hong Kong	1,013,471	9.8
South Korea	592,517	5.7
Taiwan	523,326	5.1
Singapore	416,528	4.0
Thailand	299,953	2.9
Netherlands	101,088	1.0
	10,347,207	100.0

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust VI

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 26, 2005